CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Unrealized gains (losses) on available-for-sale securities, tax		$ 0
Change in loss on derivative contract, tax		0
Change in supplemental executive retirement plan liability, tax		0
Change in Pension Plan minimum liability, tax		0
Change in Other Benefit Plan minimum liability, tax		$ 0
Predecessor
Unrealized gains (losses) on available-for-sale securities, tax	$ 0		$ 61
Change in loss on derivative contract, tax	0		823
Change in supplemental executive retirement plan liability, tax	0		(927)
Change in Pension Plan minimum liability, tax	0		215
Change in Other Benefit Plan minimum liability, tax	$ 0		$ (2,046)